ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

June 17, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:
ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
AAM Brentview Dividend Growth ETF (S000085981)
AAM Low Duration Preferred and Income Securities ETF (S000066987)
AAM Sawgrass U.S. Large Cap Quality Growth ETF (S000085983)
AAM Sawgrass U.S. Small Cap Quality Growth ETF (S000085982)
(collectively, the “Funds”)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 17, 2025, and filed electronically as Post-Effective Amendment No.1019 to the Trust’s Registration Statement on Form N‑1A on June 17, 2025.
If you have any questions or require further information, do not hesitate to contact me at amber.kopp@usbank.com.

Sincerely,

/s/ Amber C. Kopp
Amber C. Kopp
U.S. Bank Global Fund Services,
as administrator for the Fund